Real Estate Business Park Acquisitions	12 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Real Estate Business Park Acquisitions

17.	Real Estate Business Park Acquisitions.

The Company has allocated the purchase price of the property acquisitions, through the use of a third party valuation, based upon the fair value of the assets acquired, consisting of land, buildings and intangible assets, including in-place leases and below market leases. Based on the third party valuation performed, the purchase price has been allocated to the fair value of the in-place leases, above market leases and below market leases.  These deferred leasing intangible assets are recorded within Deferred Costs and Deferred lease intangible, net in the consolidated balance sheets. The value of the in-place lease intangibles will be amortized to amortization expense over the remaining lease terms. The fair value assigned pertaining to the above market in-place leases values are amortized as a reduction to rental revenue, and the below market in-place lease values are amortized as an increase to rental revenue over the remaining non-cancelable terms of the respective leases.

TRANSIT BUSINESS PARK - On June 20, 2013, the Company purchased for approximately $8 million, Transit Business Park in Baltimore, Maryland which consists of 5 buildings on 14.5 acres totaling 232,318 square feet. The Company will recognize the amortization related to Transit Business Park intangible assets according to the following schedule (in thousands):

	In-place	Above Market	Below Market
	Leases	Leases	Leases
Initial Values	$806	48	156
Annual Amortization:
2014	369	12	86
2015	63	4	37
2016	44	4	9
2017	44	4	—
2018	43	4	—
2019	43	4	—
2020	43	4	—
2021	17	3	—

KELSO BUSINESS PARK - On June 6, 2014, the Company purchased for approximately $4.8 million, the Kelso property in Baltimore, Maryland which consists of 2 buildings on 10.2 acres totaling 69,680 square feet. The Company will recognize the amortization related to Kelso Business Park intangible assets according to the following schedule (in thousands):

	In-place	Below Market
	Leases	Leases
Initial Values	$579	64
Annual Amortization:
2014	80	8
2015	203	21
2016	136	21
2017	100	12
2018	28	2
2019	21	—
2020	11	—

PORT CAPITAL PROPERTY - On October 19, 2015, the Company purchased for approximately $9.9 million, 7700 Port Capital Drive in Elkridge, Maryland which consists of 1 building on 6.39 acres totaling 91,218 square feet plus approximately 29,558 square feet of mezzanine space. The Company will recognize the amortization related to the Port Capital Drive property intangible assets according to the following schedule (in thousands):

In-place
Leases
Initial Values	$1,126
Annual Amortization:
2016	$104
2017	114
2018	114
2019	114
2020	114
2021	114

GILROY ROAD PROPERTY – On July 1, 2016, the Company purchased for approximately $8.3 million, 10820 Gilroy Road in Hunt Valley, Maryland which consists of 1 building on 7 acres totaling 116,338 square feet inclusive of 8,900 square feet of second floor mezzanine office space (107,438 sf footprint). The Company will recognize the amortization related to the Port Capital Drive property intangible assets according to the following schedule (in thousands):

In-place
Leases
Initial Values	$277
Annual Amortization:
2016	$55
2017	222